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VEDDERPRICE                              VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                         222 NORTH LASALLE STREET
COREY L. ZARSE                           CHICAGO, ILLINOIS 60601
312-609-7785                             312-609-7500
czarse@vedderprice.com                   FAX: 312-609-5005

                       CHICAGO - NEW YORK CITY - WASHINGTON, D.C. - ROSELAND, NJ

                                                                October 22, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: Aston Funds
         Post-Effective Amendment No. 87 under the Securities Act of 1933 and Amendment No. 89 under Investment Company Act of 1940
         File Nos. 33-68666 and 811-8004

To the Commission:

          On behalf of Aston Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 87 to its Registration Statement on Form N-1A (Amendment No. 89 under the 1940 Act).

          This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding one new series of the Trust, Aston/Smart Allocation ETF Fund. We intend for this Amendment to become effective 75 days after filing.

          The new series and the Aston/New Century Absolute Return ETF Fund (SEC Accession No. 0000950137-07-015566) are structured as fund-of-funds that invests primarily in ETFs. Accordingly, the following are material differences between the new series and existing series of the Trust:

     - The fund will invest substantially all of its assets in securities of ETFs in reliance on Section 12(d)(1)(F) of the 1940 Act. The fund may, in the future, seek exemptive relief to provide broader relief from
          Section 12(d)(1).

     - The risk section contains new risks tailored to a fund-of-funds structure.

     - Certain fundamental policies have been modified in light of the fund-of-funds structure.

     - The fund has modified the fee table to include indirect costs of acquired funds.

          Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7785.

                                        Very truly yours,


                                        /s/ Corey L. Zarse
                                        ----------------------------------------
                                        Corey L. Zarse

CLZ/kc
Enclosures